As filed with the U.S. Securities and Exchange Commission on May 15, 2017

Securities Act File No. 333-208682

Investment Company Act File No. 811-23107

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5
(Check appropriate box or boxes)

Legg Mason Funds Trust

(Registrant Exact Name as Specified in Charter)

620 Eighth Avenue
New York, New York 10018
(Address of Principal Executive Offices; Number, Street, City, State, Zip Code)
(877) 721-1926 (Registrant’s Telephone Number, including Area Code)

Robert I. Frenkel

Legg Mason Funds Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Sarah E. Cogan, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to ClearBridge Real Estate Opportunities Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON FUNDS TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 15th day of May 2017.

LEGG MASON FUNDS TRUST, on behalf of ClearBridge Real Estate Opportunities Fund.

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 15, 2017.

Signature	Title

/s/ Jane E. Trust	President, Chief Executive Officer and Trustee
Jane E. Trust

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Robert D. Agdern*	Trustee
Robert D. Agdern

Carol L. Colman*	Trustee
Carol L. Colman

Daniel P. Cronin*	Trustee
Daniel P. Cronin

Paolo M. Cucchi*	Trustee
Paolo M. Cucchi

Leslie H. Gelb*	Trustee
Leslie H. Gelb

William R. Hutchinson*	Trustee
William R. Hutchinson

Eileen A. Kamerick*	Trustee
Eileen A. Kamerick

Riordan Roett*	Trustee
Riordan Roett

*By:	/s/ Jane E. Trust
Jane E. Trust, as Agent, pursuant to Power of Attorney
filed as exhibit (o)(1) to this Registration Statement

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase